10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Items Of Statement Of Comprehensive Income
Profit (loss) before income tax	$ 848	$ 224	$ 402
Current tax rate	30.00%	30.00%	35.00%
Result at the tax rate	$ 254	$ 67	$ 141
Share of profit of associates and joint ventures	(25)	(3)	(117)
Non-taxable results	(38)	7	(59)
Effects of exchange differences and traslation effect of property, plant and equipment and intangible assets, net	93	0	0
Adjustment of valuation of property, plant and equipment and intangible assets	(202)	0	0
Gain (loss) on monetary position	17	(38)	66
Effect of tax rate change in deferred tax	37	(26)	(21)
Adjustment effect for tax inflation	129	0	0
Payment of optional tax revaluation	34	0	0
Special tax, revaluation of property, plant and equipment	(169)	0	0
Difference in the estimate of previous fiscal year income tax and the income tax statement	(86)	4	(20)
Deferred tax not previously recognized	0	4	(31)
Non-deductible costs	0	0	9
Non-deductible provisions	0	0	5
Other	4	2	1
Income tax expense (benefit)	$ 48	$ 17	$ (26)